INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability) asset	$ (940)	$ (1,136)
Recognized in income	371	130
Recognized in other comprehensive income	(41)	(66)	$ 15
Other	(1,009)	132
Net deferred tax (liability) asset	$ (1,619)	$ (940)	$ (1,136)